DEBT AND LETTER OF CREDIT (Details Narrative) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended		12 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Oct. 31, 2011	Oct. 31, 2011 Term note payable	Oct. 31, 2012 Term note payable	Oct. 31, 2012 Line of Credit - Site Development	Oct. 31, 2012 Line of Credit - Construction	Oct. 31, 2005 Letters of Credit	Oct. 31, 2011 Letters of Credit	Oct. 31, 2011 Letter of Credit - Site Development	Oct. 31, 2012 Construction and site development line of credit	Oct. 31, 2011 Construction and site development line of credit	Oct. 31, 2012 Revolving line of credit	Oct. 31, 2011 Revolving line of credit	Oct. 31, 2012 Mortgage notes payable to the bank, interest fixed at 6.75% Discontinued operations	Oct. 31, 2011 Mortgage notes payable to the bank, interest fixed at 6.75% Discontinued operations
Debt	$ 16,880,416	$ 16,775,403	$ 27,113,120	$ 4,600,000	$ 0						$ 0	$ 6,156,652	$ 2,221,237	$ 1,197,131	$ 0	$ 1,010,384
Line of credit, maximum borrowing amount	12,100,000					4,600,000	4,400,000	4,600,000			9,000,000		3,100,000
Issued amount of credit								3,831,594
Amount outstanding at period end									1,202,937	2,628,657
Proceeds from sale of units						36,210	2,403,667
Proceeds from sale of ski areas						2,881,311	181,500
Transfer to general line of credit from sub-limits													653,964
Interest reserve account included in cash held for escrow	107,761
Weighted average interest rate on short term borrowings	5.50%
Weighted average short term borrowings	2,453,000
Debt, face amount					2,600,000											1,050,000
Debt, amount repaid															1,009,002
Debt, issuance date				Jul. 29, 2010												May 22, 2009
Debt, maturity date				Dec. 31, 2011												May 22, 2014
Debt, increase in borrowings during period				2,000,000
Long term debt maturing in the next year	2,628,731
Long term debt maturing in year two	6,882,990
Long term debt maturing in year three	240,295
Long term debt maturing in year four	257,410
Long term debt maturing in year five	275,744
Long term debt maturing thereafter	$ 6,595,246